Note 19 - Financial Instruments - Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents, carrying amount	$ 31,332	$ 41,199	$ 41,069	$ 42,293
Short-term investments	21,532	11,233
Reported Value Measurement [Member]
Cash and cash equivalents, carrying amount	31,332	41,199
Restricted cash, carrying amount	32	31
Short-term investments	21,532	11,233
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents, fair value	31,332	41,199
Restricted cash, carrying amount	32	31
Short-term investments	$ 21,532	$ 11,233